Expense Example, No Redemption - Allspring Retail Money Market Funds - Classes A and C - Money Market Fund - C	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 135
Expense Example, No Redemption, 3 Years	434
Expense Example, No Redemption, 5 Years	755
Expense Example, No Redemption, 10 Years	$ 1,663